Federated Hermes High Income Bond Fund II
Portfolio of Investments
September 30, 2024 (unaudited)
Principal Amount		Value
	CORPORATE BONDS—95.4%
	Aerospace/Defense—1.6%
$ 200,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 206,594
375,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	390,972
100,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	103,054
500,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	524,058
775,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	772,922
	TOTAL	1,997,600
	Airlines—0.1%
131,250	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	130,983
	Automotive—5.8%
75,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	77,316
550,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	545,273
100,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	88,749
625,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	550,773
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	490,616
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	184,981
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	299,664
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	267,913
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	196,551
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	297,297
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	199,968
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	209,620
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	272,717
325,000	IHO Verwaltungs GmbH, 144A, 4.750%, 9/15/2026	318,459
225,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	221,278
375,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	367,418
400,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	423,406
1,325,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,331,799
425,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	370,049
175,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	176,607
175,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	181,539
	TOTAL	7,071,993
	Building Materials—4.1%
275,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	264,852
25,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	23,393
75,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	77,695
150,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	151,944
325,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	301,238
775,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	683,210
350,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	333,982
525,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	515,010
175,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	183,544
425,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	440,832
100,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	97,383
375,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	334,400
750,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	744,276
75,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	77,722

Principal Amount		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 475,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	$ 479,846
275,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	275,429
	TOTAL	4,984,756
	Cable Satellite—5.8%
125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	110,297
250,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	205,286
225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	191,257
900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	828,528
750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	730,127
275,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	265,233
225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	159,716
425,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	310,069
300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	218,645
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	101,661
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	103,702
400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	331,587
50,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	37,519
150,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	130,306
375,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	251,948
75,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	72,520
175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	152,614
150,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	141,630
300,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	272,272
200,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	195,542
625,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	591,894
450,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	441,563
300,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	264,178
200,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	178,070
250,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	222,783
375,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	345,778
200,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	184,582
	TOTAL	7,039,307
	Chemicals—2.4%
150,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	133,321
150,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	148,943
150,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	160,371
200,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	204,310
300,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	286,256
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	167,990
600,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	524,265
145,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	146,735
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	191,161
200,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	213,702
350,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	339,089
200,000	SPCM S.A., Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	180,436
75,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	78,655
200,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	188,078
	TOTAL	2,963,312
	Construction Machinery—0.5%
175,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	164,452
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	159,922

Principal Amount		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$ 75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	$ 70,941
138,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	138,341
75,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	77,475
	TOTAL	611,131
	Consumer Cyclical Services—3.8%
125,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	127,793
425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	380,217
600,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	601,858
375,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	378,007
425,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	423,623
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	122,842
100,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	103,782
325,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	312,201
854,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	855,904
325,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	324,076
450,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	421,900
275,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	272,691
175,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	181,448
175,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	182,754
	TOTAL	4,689,096
	Consumer Products—1.8%
800,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	803,354
200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	189,397
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	149,261
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	355,500
300,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	291,393
275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	280,744
125,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	114,584
	TOTAL	2,184,233
	Diversified Manufacturing—1.4%
750,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	774,259
450,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	466,697
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	129,295
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	182,499
200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	204,956
	TOTAL	1,757,706
	Finance Companies—2.2%
400,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	429,551
25,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	26,038
25,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	26,405
150,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	159,015
75,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	74,396
225,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	218,466
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	100,692
175,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	179,034
400,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	384,331
100,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	94,111
225,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	207,364
250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	223,533
125,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	124,870
175,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	170,605

Principal Amount		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 225,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	$ 223,725
	TOTAL	2,642,136
	Food & Beverage—2.0%
200,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	199,995
350,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	366,647
200,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	190,387
150,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	149,721
125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	127,888
225,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	229,234
125,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	128,870
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	198,715
38,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	38,358
100,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	100,881
150,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	145,047
475,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	463,586
50,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	50,179
	TOTAL	2,389,508
	Gaming—5.0%
125,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	107,554
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	272,404
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	95,552
50,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	52,269
150,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	155,256
75,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	71,390
175,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	175,321
200,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	206,782
475,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	485,078
225,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	232,957
125,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	131,201
225,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	227,960
300,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	305,910
500,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	479,943
650,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	643,328
325,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	337,994
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	182,367
150,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	148,653
225,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	218,559
350,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	347,582
75,000	Station Casinos, Inc., 144A, 6.625%, 3/15/2032	76,733
475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	459,018
250,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	232,059
25,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	24,828
50,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	47,929
150,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	161,928
275,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	278,760
	TOTAL	6,159,315
	Health Care—4.7%
175,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	172,312
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	213,068
550,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	537,998
75,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	64,189

Principal Amount		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 300,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	$ 272,314
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	147,722
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	48,586
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	115,141
100,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	105,276
100,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	92,158
200,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	221,551
200,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	202,145
300,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	299,434
200,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	208,865
100,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	94,585
250,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	257,895
225,000	Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	213,213
1,150,000	Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	1,129,211
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	49,349
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	48,470
125,000	Tenet Healthcare Corp., 4.250%, 6/1/2029	120,621
300,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	299,108
100,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	100,218
250,000	Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	260,797
50,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	50,880
400,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	403,512
25,000	Tenet Healthcare Corp., Term Loan - 1st Lien, 4.625%, 6/15/2028	24,559
	TOTAL	5,753,177
	Health Insurance—0.4%
250,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	245,735
275,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	269,299
	TOTAL	515,034
	Independent Energy—3.6%
300,000	Aethon United LP BR/Aethon United Finance, 144A, 7.500%, 10/1/2029	304,188
75,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	74,151
13,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	13,440
125,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	123,591
200,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	205,054
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	90,049
50,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	50,151
100,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	106,032
150,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	158,968
225,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	234,162
475,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	464,128
125,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	121,757
100,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	98,573
250,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	249,814
125,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	125,634
50,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	52,796
150,000	Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	152,530
125,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	124,889
75,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	74,683
200,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	207,182
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	72,399
250,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	237,703

Principal Amount		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 200,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	$ 209,387
125,000	SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	124,992
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	50,142
100,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	100,029
125,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	125,615
100,000	SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	100,455
125,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	119,676
50,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	49,882
200,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	205,901
	TOTAL	4,427,953
	Industrial - Other—1.7%
250,000	ARTERA SERVICES LLC, 1st Priority Sr. Secd. Note, 144A, 8.500%, 2/15/2031	247,726
350,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	356,603
25,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	24,145
850,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	828,332
625,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	656,261
	TOTAL	2,113,067
	Insurance - P&C—8.8%
325,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	334,740
150,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	144,806
200,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	192,233
200,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	203,021
425,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	437,059
150,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	149,557
275,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	281,881
650,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	623,807
200,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	206,916
950,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	982,627
275,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	264,983
400,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	411,445
400,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	421,218
1,125,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	1,074,354
225,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	225,150
600,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	625,623
425,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	417,202
800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	826,576
300,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	321,233
625,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	680,216
675,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	708,544
75,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	72,371
200,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	203,470
900,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	933,479
	TOTAL	10,742,511
	Leisure—2.0%
50,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	53,173
150,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	152,074
125,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	133,777
375,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	375,257
50,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	53,616
150,000	Ncl Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	153,106
225,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	230,807

Principal Amount			Value
		CORPORATE BONDS—continued
		Leisure—continued
$ 25,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	$ 25,241
125,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	126,306
100,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	101,375
200,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	207,593
250,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	259,111
525,000		United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	512,701
		TOTAL	2,384,137
		Lodging—0.8%
100,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	90,434
75,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	74,956
100,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	100,511
75,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	76,468
175,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	172,788
175,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	180,983
75,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	78,545
200,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	193,071
		TOTAL	967,756
		Media Entertainment—3.0%
350,000	[1,2]	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	8,750
350,000	[1,2]	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	8,750
150,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	93,924
275,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	175,190
100,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	65,044
175,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	119,635
100,000		Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	98,869
100,000		Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	91,469
850,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	822,450
225,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	215,151
100,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	99,125
25,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	26,711
50,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	47,653
325,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	309,098
100,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	93,180
150,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	131,104
275,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	263,436
125,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	119,160
250,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	223,537
175,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	169,512
325,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	332,560
150,000		WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.750%, 12/1/2029	141,335
		TOTAL	3,655,643
		Metals & Mining—0.7%
225,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	212,631
125,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	127,262
200,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	202,448
300,000		Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	291,621
		TOTAL	833,962
		Midstream—6.2%
175,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	171,900
325,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	323,009
475,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	470,412

Principal Amount		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 275,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	$ 275,461
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	400,929
75,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	78,031
100,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	105,024
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	118,388
100,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	89,503
125,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	123,369
175,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	173,976
375,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	350,911
125,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.375%, 2/1/2031	133,084
275,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	260,519
275,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	278,904
125,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	129,356
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	73,429
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	314,914
65,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	65,145
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	77,496
375,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	386,550
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	77,256
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	95,553
275,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	272,281
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	99,859
100,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	103,581
275,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	273,783
350,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	361,526
250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	252,090
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	449,604
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	163,303
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	75,043
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	75,996
575,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	585,970
200,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	198,420
25,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	25,022
	TOTAL	7,509,597
	Oil Field Services—2.0%
200,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	201,152
700,000	Archrock Partners LP /Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	702,761
175,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	181,245
125,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	117,309
75,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	77,414
125,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	125,378
150,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	142,825
100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	99,873
138,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	138,382
425,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	428,928
225,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	231,917
	TOTAL	2,447,184
	Packaging—5.2%
347,108	ARD Finance S.A., Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	78,600
900,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	804,179
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	149,273

Principal Amount		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 275,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	$ 205,250
275,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	244,984
75,000	Ball Corp., Sr. Unsecd. Note, 3.125%, 9/15/2031	66,680
100,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	103,616
100,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	103,643
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	224,956
175,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	178,935
1,200,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	1,219,738
175,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	174,534
450,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	461,839
75,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	70,990
194,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	195,094
375,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	385,718
200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	204,505
175,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	180,910
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	98,588
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	101,763
100,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	105,964
1,025,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	1,028,472
	TOTAL	6,388,231
	Paper—0.2%
150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	141,517
25,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	23,434
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	123,829
	TOTAL	288,780
	Pharmaceuticals—1.2%
75,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	67,806
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	43,672
275,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	154,245
300,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	164,761
75,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	46,268
650,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	609,414
450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	424,252
	TOTAL	1,510,418
	Restaurant—1.7%
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	211,116
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	923,026
150,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	145,885
125,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	128,713
75,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 5.625%, 9/15/2029	76,177
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	74,637
375,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	359,394
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	74,830
75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	74,191
	TOTAL	2,067,969
	Retailers—1.9%
325,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	326,120
275,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	262,481
325,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	308,394
150,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	135,832
75,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	76,379

Principal Amount		Value
	CORPORATE BONDS—continued
	Retailers—continued
$ 75,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	$ 70,874
175,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	168,294
425,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	451,618
275,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	282,694
75,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	78,160
100,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	99,886
	TOTAL	2,260,732
	Supermarkets—0.5%
425,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	397,480
75,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	75,557
150,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	153,059
	TOTAL	626,096
	Technology—11.6%
75,000	Amentum Escrow Corp., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	78,341
150,000	AMS AG, Sr. Unsecd. Note, 144A, 12.250%, 3/30/2029	159,669
275,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	291,641
200,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	125,975
25,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	26,024
500,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	511,759
50,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	47,318
650,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	625,817
450,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	448,115
100,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	104,610
600,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	611,082
500,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	489,427
250,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	250,158
450,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	420,875
75,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	73,976
550,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	560,701
150,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	158,442
100,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	93,944
25,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	24,765
325,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	314,498
125,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	130,582
450,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	469,405
1,125,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	1,098,380
1,025,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	985,415
250,000	NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	275,417
275,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	270,150
200,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	195,885
350,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	341,337
25,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	26,389
275,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	262,875
75,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	70,476
275,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	252,964
200,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	208,884
600,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	571,513
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	73,511
125,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	136,524
456,125	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	530,001
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	190,824

Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	$ 200,970
75,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	68,748
200,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	208,684
750,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	750,253
125,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	129,331
200,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	189,623
275,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	260,823
350,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	361,909
250,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	227,105
125,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	130,608
175,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	158,515
	TOTAL	14,194,238
	Transportation Services—0.3%
300,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	312,940
	Utility - Electric—2.4%
300,000	Calpine Corp., 144A, 4.500%, 2/15/2028	293,122
67,000	Calpine Corp., 144A, 5.250%, 6/1/2026	66,789
200,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	185,512
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	24,167
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	24,227
175,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	172,694
225,000	NextEra Energy Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	237,415
39,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	35,563
250,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	249,382
50,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	47,896
475,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	470,315
275,000	TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	290,715
175,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	175,080
400,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	399,683
250,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	269,342
	TOTAL	2,941,902
	TOTAL CORPORATE BONDS (IDENTIFIED COST $119,206,129)	116,562,403
	REPURCHASE AGREEMENT—3.5%
4,316,000	Interest in $198,000,000 joint repurchase agreement 4.88%, dated 9/30/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $198,026,840 on 10/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2050 and the market value of those underlying securities was $201,987,377. (IDENTIFIED COST $4,316,000)	4,316,000
	TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $123,522,129)	120,878,403
	OTHER ASSETS AND LIABILITIES - NET—1.1%[3]	1,298,575
	TOTAL NET ASSETS—100%	$122,176,978

1	Issuer in default.
2	Non-income-producing security.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).

■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind